FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
13.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial instrument measured at fair value on a recurring basis consists of primarily is related to the contingent consideration in connection with the acquisition of Clickpro, as presented in the following table.

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2011
Liabilities—Contingent acquisition consideration payable	$3,297	$3,297	$—	$—	$3,297

The following table summarized the movement of the balances of the Group’s financial instrument measured at fair value with level 3 inputs on a recurring basis:

Balance at December 31, 2010	—
Contingent consideration payable recorded in connection with acquisition of Clickpro (Note 3)	3,297

Balance at December 31, 2011	3,297

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the “cost,” “income approach-excess earnings” and “with & without” valuation methods. These purchased assets and liabilities are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the long-term investments at fair value on a nonrecurring basis when it wrote down the carrying amounts of the investments to their fair value as a result of the impairment assessments. The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as results of the impairment assessment. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.